Leases - Contractual Future Lease Obligations (Details) $ in Millions	Dec. 31, 2024 USD ($)
Operating Leases
2025	$ 324
2026	291
2027	248
2028	195
2029	147
Thereafter	382
Total lease payments	1,587
Amounts representing interest	(218)
Lease liabilities	1,369
Finance Leases
2025	38
2026	37
2027	34
2028	26
2029	8
Thereafter	24
Total lease payments	167
Amounts representing interest	(18)
Lease liabilities	$ 149